Accrued Liabilities (Details Narrative) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued liabilities	$ 37,534	$ 29,613	$ 5,250